Short-Term Bank Borrowings - Schedule of Short-Term Bank Borrowings (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings		$ 5,233,580	¥ 35,510,367	¥ 21,800,000
China Merchant Bank (“CMB”) [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	[1]		20,000,000	20,000,000
China Construction Bank (“CCB”) [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	[2]		1,510,367	1,800,000
China CITIC bank (“CNCB”) [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	[3]		4,000,000
Bank of Nanjing (“NJBK”) [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	[4]		¥ 10,000,000

[1]	In October 2020, Zhibao China Group entered into an extended three-year bank credit facility with CMB under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 14, 2023. In October 2023, Zhibao China Group entered into an extended three-year bank credit facility with CMB under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 2026. The credit facility was collateralized by properties owned by Mr. Botao Ma, the founder and Chief Executive Officer of the Company. In addition, the credit facility was also mutually guaranteed by Mr. Botao Ma and Ms Xiaohong Huang, the wife of Mr. Botao Ma. The borrowings bore interest rate ranging between 2.75% and 3.45% per annum. The term for each borrowing is one year. For the years ended June 30, 2023, 2024 and 2025, Zhibao China Group drew down RMB 28,300,000, RMB 20,000,000 and RMB 40,000,000 (US$5,583,785) from CMB, and repaid RMB 23,300,000, RMB 25,000,000 and RMB 40,000,000 (US$5,583,785), respectively.
[2]	Zhibao China Group borrowed loans of RMB 1,900,000 from CCB in November 2022. The borrowing bore interest rate of 3.85% per annum. For the years ended June 30, 2024, 2025 and 2026, the Company repaid borrowings of RMB 85,763, 14,237 and 289,633 respectively.
[3]	Zhibao China Group borrowed loans of RMB 4,000,000 from CNCB in August 2025. The borrowing bore interest rate of 2.90% per annum.
[4]	Zhibao China Group borrowed loans of RMB 10,000,000 from NJBK in September 2025. The borrowing bore interest rate of 3.00% per annum. For the year ended June 30, 2025 and 2026, the Company repaid borrowings of RMB nil and RMB 10,000,000, respectively.

Interest expenses were RMB986,785, RMB 978,468 and RMB 920,330 for short-term borrowings for the fiscal years ended June 30, 2024, 2025 and 2026. The weighted average interest rates of bank borrowings were 2.89% and 2.88% per annum as of June 30, 2025 and 2026, respectively.